CRYPTOCURRENCIES (Tables)	6 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
Schedule of cryptocurrencies

		Bitcoin
Beginning balance – August 31, 2024	$14,966	0.30
Revenue received from mining	2,001,105	22.45
Advance payment in cryptocurrency	385,723	3.90
Payments of loan with cryptocurrency	(552,366)	(5.69)
Cash proceeds from the sale of cryptocurrency, net of fees	(1,566,072)	(16.91)
Cryptocurrency used to pay expenses	(94,479)	(1.11)
Change in the fair market value of bitcoin	59,046	–
Ending balance – February 28, 2025	$247,923	2.94